UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	February 13, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 42
Form 13F Information Table Value Total: $121,787

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AT&T INC 			COM			00206R102	698		20700	SH		SOLE			10083	0	10617
ABBOTT LABS			COM			002824100	280		4279	SH		SOLE			0	0	4279
AMGEN INC 			COM			031162100	1335		15493	SH		SOLE			6958	0	8535
CBOE HLDGS INC			COM			12503M108	203		6887	SH		SOLE			6887	0	0
CME GROUP INC			COM			12572Q105	348		6876	SH		SOLE			4701	0	2175
CONOCOPHILLIPS 			COM			20825C104	328		5653	SH		SOLE			5653	0	0
DU PONT E I DE NEMOURS & CO 	COM			263534109	682		15161	SH		SOLE			15128	0	33
EXXON MOBIL CORP 		COM			30231G102	752		8690	SH		SOLE			5438	0	3252
GENERAL ELECTRIC CO 		COM			369604103	654		31172	SH		SOLE			30372	0	800
HEINZ H J CO 			COM			423074103	640		11100	SH		SOLE			10000	0	1100
ILLINOIS TOOL WKS INC		COM			452308109	337		5548	SH		SOLE			0	0	5548
ISHARES TR			BARCLYS TIPS BD		464287176	2131		17556	SH		SOLE			10943	0	6613
ISHARES TR 			CORE S&P500 ETF		464287200	8990		62802	SH		SOLE			46147	0	16655
ISHARES TR 			IBOXX INV CPBD		464287242	940		7773	SH		SOLE			7773	0	0
ISHARES TR 			S&P NA NAT RES		464287374	13730		359803	SH		SOLE			253965	0	105838
ISHARES TR 			MSCI EAFE INDEX		464287465	2461		43280	SH		SOLE			25001	0	18279
ISHARES TR 			CORE S&P MCP ETF	464287507	1046		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	11348		134591	SH		SOLE			106042	0	28549
ISHARES TR 			CORE S&P SCP ETF	464287804	422		5404	SH		SOLE			2209	0	3195
JPMORGAN CHASE & CO 		COM			46625H100	1463		33275	SH		SOLE			18463	0	14812
JOHNSON & JOHNSON 		COM			478160104	874		12467	SH		SOLE			10917	0	1550
KENNAMETAL INC			COM			489170100	240		6000	SH		SOLE			6000	0	0
MARSH & MCLENNAN COS INC	COM			571748102	445		12900	SH		SOLE			0	0	12900
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	5085		264174	SH		SOLE			182126	0	82048
PRICE T ROWE GROUP INC 		COM			74144T108	521		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	811		11949	SH		SOLE			9706	0	2243
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	1851		25367	SH		SOLE			19042	0	6325
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	2194		26109	SH		SOLE			16229	0	9880
VANGUARD TAX MANAGED INTL FD 	MSCI EAFE ETF		921943858	7235		205362	SH		SOLE			149816	0	55546
VANGUARD MALVERN FDS		STRM INFPROIDX		922020805	256		5100	SH		SOLE			3100	0	2000
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	495		5448	SH		SOLE			2605	0	2843
VANGUARD INTL EQUITY INDEX F 	MSCI EMR MKT ETF	922042858	6658		149517	SH		SOLE			105498	0	44019
VANGUARD INDEX FDS		REIT ETF		922908553	11817		179596	SH		SOLE			126235	0	53361
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	12836		196997	SH		SOLE			131945	0	65052
VANGUARD INDEX FDS		SMALL CP ETF		922908751	8941		110508	SH		SOLE			81360	0	29148
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1389		25896	SH		SOLE			19174	0	6722
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	2082		36413	SH		SOLE			22155	0	14258
WISDOMTREE TRUST		GLB EX US RL EST	97717W331	236		7891	SH		SOLE			0	0	7891
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1263		22270	SH		SOLE			22270	0	0
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1232		24966	SH		SOLE			24966	0	0
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	1039		20401	SH		SOLE			0	0	20401
WISDOMTREE TRUST		DEFA FD			97717W703	5499		118336	SH		SOLE			98523	0	19813